Pension and Postretirement Benefits - Total Investments Plans Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 517,213	$ 532,403
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	420,240	421,987
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82,442	85,077
Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,531	25,339
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	264,244	170,528
Level 1 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167,271	60,128
Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82,442	85,065
Level 1 [Member] | Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,531	25,335
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	247,882	356,123
Level 2 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	247,882	356,107
Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		12
Level 2 [Member] | Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,087	5,752
Level 3 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,087	$ 5,752	$ 5,013